Related Party Disclosures - Additional Information (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amount paid to trust by the company	£ 0	£ 1,000
Shares purchased by the EBT		1,074,274
ADS [Member]
Disclosure of transactions between related parties [line items]
American depositary share held by employee benefit trust	247,456	247,456
Cash held by employee benefit trust	£ 21,762	£ 21,762